Commitments and Contingencies (Details Narrative) - USD ($)	1 Months Ended				3 Months Ended			6 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2015	Apr. 30, 2015	Oct. 31, 2013	Aug. 31, 2013	Sep. 30, 2016	Sep. 30, 2015	Mar. 31, 2015	Jun. 30, 2016	Sep. 30, 2015	Jun. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Lease expiration date	May 31, 2019	Feb. 29, 2016		Feb. 29, 2016
Lease extended term	39 months
Lease effective date	Mar. 01, 2016
Operating lease rent											$ 3,054
Xing Group [Member]
Lease expiration date			Aug. 31, 2019					Aug. 31, 2017					Aug. 31, 2017
Operating lease rent								$ 84,000		$ 86,500			$ 170,000	$ 155,500
Xing Group [Member] | Minimum [Member]
Monthly rental payments								9,000					9,000
Xing Group [Member] | Maximum [Member]
Monthly rental payments								11,000					$ 11,000
Successor [Member]
Operating lease rent					$ 141,000	$ 25,185			$ 33,204		156,307	$ 12,408
Predecessor [Member]
Operating lease rent							$ 6,435
Denver Property Previously Leased By NAB [Member]
Operating lease rent								33,000
ColoradoSpringsProperty Previously Leased By Xing [Member]
Operating lease rent								$ 14,000
First 12 Months [Member]
Operating lease rent											2,795
Second 12 Months [Member]
Operating lease rent											2,879
Third 12 Months [Member]
Operating lease rent											$ 2,965